Cover	May 26, 2023
Cover [Abstract]
Entity Registrant Name	MMEX RESOURCES CORPORATION
Entity Central Index Key	0001440799
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 26, 2023
Entity Incorporation State Country Code	NV
Entity File Number	333-152608
Entity Tax Identification Number	26-1749145
Entity Address Address Line 1	3600 Dickinson
Entity Address City Or Town	Fort Stockton
Entity Address State Or Province	TX
Entity Address Postal Zip Code	79735
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
City Area Code	855
Local Phone Number	880-0400